Shareholder Report, Holdings (Details)	May 31, 2025
C000024817 [Member] | Ivory Coast [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024817 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024817 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024817 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024817 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024817 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024817 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024817 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024817 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024817 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000024819 [Member] | Ivory Coast [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024819 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024819 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024819 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024819 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024819 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024819 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024819 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024819 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024819 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114967 [Member] | Ivory Coast [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114967 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114967 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114967 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114967 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000114967 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000114967 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114967 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114967 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000114967 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000024820 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024820 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000024820 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024820 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024820 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024820 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000024820 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024820 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000024820 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000024820 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000024820 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024820 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024820 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000024820 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024820 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000024820 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024820 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000024820 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024820 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024820 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024820 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000024822 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024822 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000024822 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024822 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024822 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024822 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000024822 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024822 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000024822 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000024822 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000024822 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024822 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024822 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000024822 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024822 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000024822 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024822 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000024822 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024822 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024822 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024822 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000062082 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062082 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000062082 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062082 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062082 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062082 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000062082 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000062082 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000062082 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000062082 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000062082 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000062082 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062082 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000062082 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000062082 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000062082 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062082 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000062082 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000062082 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062082 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000062082 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000024823 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024823 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000024823 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000024823 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024823 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024823 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024823 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024823 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000024823 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000024823 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024823 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024823 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024823 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000024823 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000024823 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024823 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024823 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000024823 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024823 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024823 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024823 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000024825 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024825 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000024825 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000024825 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024825 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024825 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024825 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024825 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000024825 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000024825 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024825 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024825 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024825 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000024825 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000024825 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024825 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024825 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000024825 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024825 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024825 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024825 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000130407 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130407 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000130407 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000130407 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130407 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130407 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000130407 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130407 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000130407 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000130407 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000130407 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130407 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130407 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000130407 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000130407 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130407 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130407 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000130407 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130407 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130407 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130407 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000090240 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000090240 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000090240 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000090240 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000090240 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000090240 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000090240 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000090240 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000090240 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000090240 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090240 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090240 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090240 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000090240 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000090240 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090240 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000090240 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000090240 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000090240 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090240 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000090240 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000129977 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129977 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000129977 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000129977 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129977 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129977 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000129977 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129977 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000129977 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000129977 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129977 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129977 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129977 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000129977 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000129977 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129977 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129977 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000129977 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129977 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129977 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129977 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.60%